Stock Compensation Expense (Details) - Schedule of Nonvested Stock Options - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Nonvested Stock Options [Member]
Schedule of nonvested stock options [Abstract]
Number, Outstanding Begining balance	670,008
Weighted Average Exercise Price, Outstanding Begining balance (in Dollars per share)	$ 0.38
Number, Granted		0	0
Weighted- Average Exercise Price, Granted (in Dollars per share)
Number, Vested	(165,225)
Weighted- Average Exercise Price, Vested (in Dollars per share)	$ 0.38
Number, Outstanding Ending balance
Weighted Average Exercise Price, Outstanding Ending balance (in Dollars per share)
Number, Outstanding Ending balance	504,783	670,008
Weighted Average Exercise Price, Outstanding Begining balance (in Dollars per share)	$ 0.38	$ 0.38
Nonvested RSAs [Member]
Schedule of nonvested stock options [Abstract]
Number, Outstanding Begining balance	1,649,962
Weighted Average Exercise Price, Outstanding Begining balance (in Dollars per share)	$ 6.27
Number, Granted		2,899,372	1,391,930
Weighted- Average Exercise Price, Granted (in Dollars per share)
Number, Vested	(1,057,752)
Weighted- Average Exercise Price, Vested (in Dollars per share)	$ 6.48	$ 5.99
Number, Outstanding Ending balance
Number, Outstanding Ending balance	592,210	1,649,962
Weighted Average Exercise Price, Outstanding Begining balance (in Dollars per share)	$ 4.63	$ 6.27